Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of finance income and costs

		2025	2024
		(In thousands of Korean won)
Finance income
Interest income	₩	230,557	193,012
Foreign exchange gains		-	693
Gains on foreign currency translation		6,350	9,162
Gains on valuation of derivatives		461,422	673,637
Total	₩	698,329	876,504
Finance costs
Interest expenses	₩	798,129	1,050,584
Foreign exchange losses		-	180
Losses on foreign currency translation		2,145	661
Losses on bond redemption		69,890	283,780
Losses on valuation of derivatives		6,281	5,802
Total	₩	876,445	1,341,007